COMMITMENTS AND CONTINGENCIES - Expense Settlements (Details) - USD ($)	Oct. 23, 2024	Feb. 09, 2024
Quantum Ventures LLC
COMMITMENTS AND CONTINGENCIES
Aggregate principal amount		$ 3,300,000
Chardan Note
COMMITMENTS AND CONTINGENCIES
Aggregate principal amount	$ 5,209,764	$ 4,150,000